Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	wfigbf-20191016_SupplementTextBlock

SUPPLEMENT TO THE PROSPECTUS
OF
Wells Fargo International Government Bond Fund
(the "Fund")

The Fund's Average Annual Total Returns table in the section entitled "Fund Summary - Performance" is hereby replaced with the following:

Average Annual Total Returns for the periods ended 12/31/2018

	Inception Date of Share Class	1 Year	5 Year	Performance Since 10/31/2017
Wells Fargo International Government Bond Fund (WIGBX) (before taxes)	10/31/2017	-1.45%	N/A	0.49%
Wells Fargo International Government Bond Fund (WIGBX) (after taxes on distributions)	10/31/2017	-1.86%	N/A	0.00%
Wells Fargo International Government Bond Fund (WIGBX) (after taxes on distributions and the sale of Fund Shares)	10/31/2017	-0.86%	N/A	0.17%
Wells Fargo International Government Bond Index (reflects no deduction for fees, expenses, or taxes)		-1.40%	N/A	0.54%
Bloomberg Barclays Global Treasury ex-US Total Return Index (reflects no deduction for fees, expenses, or taxes)		-1.83%	N/A	0.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo International Government Bond Fund - Supplement) | (Wells Fargo International Government Bond Fund)
Prospectus:	rr_ProspectusTable
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
(Wells Fargo International Government Bond Fund - Supplement) | (Wells Fargo International Government Bond Fund) | Wells Fargo International Government Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.40%)
5 Years	rr_AverageAnnualReturnYear05
Performance Since 10/31/2017	rr_AverageAnnualReturnSinceInception	0.54%
(Wells Fargo International Government Bond Fund - Supplement) | (Wells Fargo International Government Bond Fund) | Bloomberg Barclays Global Treasury ex-US Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.83%)
5 Years	rr_AverageAnnualReturnYear05
Performance Since 10/31/2017	rr_AverageAnnualReturnSinceInception	0.55%
(Wells Fargo International Government Bond Fund - Supplement) | (Wells Fargo International Government Bond Fund) | Wells Fargo International Government Bond Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.45%)
5 Years	rr_AverageAnnualReturnYear05
Performance Since 10/31/2017	rr_AverageAnnualReturnSinceInception	0.49%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2017
(Wells Fargo International Government Bond Fund - Supplement) | (Wells Fargo International Government Bond Fund) | Wells Fargo International Government Bond Fund | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.86%)
5 Years	rr_AverageAnnualReturnYear05
Performance Since 10/31/2017	rr_AverageAnnualReturnSinceInception	none
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2017
(Wells Fargo International Government Bond Fund - Supplement) | (Wells Fargo International Government Bond Fund) | Wells Fargo International Government Bond Fund | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.86%)
5 Years	rr_AverageAnnualReturnYear05
Performance Since 10/31/2017	rr_AverageAnnualReturnSinceInception	0.17%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2017